UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

AB GLOBAL THEMATIC GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Thematic Growth Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Information Technology - 27.2%
Communications Equipment - 1.2%
Palo Alto Networks, Inc. (a)	50,230	$8,087,030

Internet Software & Services - 7.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	94,700	7,938,701
Alphabet, Inc.-Class C (a)	21,771	15,475,044
Facebook, Inc.-Class A (a)	129,510	13,206,135
LinkedIn Corp.-Class A (a)	32,774	7,894,273
Tencent Holdings Ltd.	380,800	7,158,256

		51,672,409

IT Services - 1.8%
Visa, Inc.-Class A	156,130	12,112,565

Semiconductors & Semiconductor Equipment - 5.8%
ams AG	147,610	4,723,551
Avago Technologies Ltd.	74,680	9,195,349
NVIDIA Corp.	401,182	11,381,533
NXP Semiconductors NV (a)	77,440	6,067,424
Skyworks Solutions, Inc.	93,090	7,190,272

		38,558,129

Software - 7.6%
Fortinet, Inc. (a)	214,480	7,369,533
Imperva, Inc. (a)	147,400	10,409,388
Mobileye NV (a)(b)	237,448	10,808,633
salesforce.com, Inc. (a)	112,410	8,735,381
ServiceNow, Inc. (a)	83,470	6,815,326
Verint Systems, Inc. (a)	146,080	6,950,486

		51,088,747

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	93,700	11,197,150
Cray, Inc. (a)	227,130	6,729,862
Thin Film Electronics ASA (a)(b)	6,286,839	2,956,388

		20,883,400

		182,402,280

Consumer Discretionary - 19.7%
Auto Components - 1.4%
Delphi Automotive PLC	116,680	9,706,609

Diversified Consumer Services - 1.4%
Kroton Educacional SA	1,549,300	3,958,631
TAL Education Group (ADR) (a)(b)	149,010	5,729,434

		9,688,065

Hotels, Restaurants & Leisure - 3.1%
Alsea SAB de CV (b)	1,303,744	4,272,461
Melco Crown Entertainment Ltd. (ADR) (b)	267,880	5,017,393

Company	Shares	U.S. $ Value
Starbucks Corp.	184,610	$11,551,048

		20,840,902

Household Durables - 0.7%
Panasonic Corp.	380,700	4,466,654

Internet & Catalog Retail - 5.6%
Amazon.com, Inc. (a)	19,822	12,406,590
JD.com, Inc. (ADR) (a)	246,833	6,817,528
Netflix, Inc. (a)	69,630	7,546,499
Priceline Group, Inc. (The) (a)	7,660	11,139,478

		37,910,095

Media - 1.3%
Naspers Ltd.-Class N	58,300	8,511,473

Multiline Retail - 1.4%
Lojas Renner SA	839,900	4,029,427
Matahari Department Store Tbk PT	4,451,000	5,358,948

		9,388,375

Specialty Retail - 1.0%
Fast Retailing Co., Ltd.	18,200	6,648,138

Textiles, Apparel & Luxury Goods - 3.8%
Cie Financiere Richemont SA	112,610	9,656,033
NIKE, Inc.-Class B	119,310	15,633,189

		25,289,222

		132,449,533

Financials - 18.5%
Banks - 3.6%
Credicorp Ltd.	54,900	6,213,582
ING Groep NV	541,300	7,878,011
Wells Fargo & Co.	189,150	10,240,581

		24,332,174

Capital Markets - 6.1%
Affiliated Managers Group, Inc. (a)	24,170	4,356,884
Azimut Holding SpA (b)	357,300	8,594,138
Charles Schwab Corp. (The)	325,230	9,926,020
Flow Traders (c)	113,760	4,440,290
UBS Group AG (a)	440,450	8,822,214
WisdomTree Investments, Inc. (b)	238,040	4,577,509

		40,717,055

Consumer Finance - 1.4%
Gentera SAB de CV (b)	2,759,360	5,068,410
SKS Microfinance Ltd. (a)	710,250	4,650,365

		9,718,775

Diversified Financial Services - 2.6%
Intercontinental Exchange, Inc.	38,980	9,838,552

Company	Shares	U.S. $ Value
London Stock Exchange Group PLC	192,450	$7,534,889

		17,373,441

Insurance - 3.1%
AIA Group Ltd.	2,169,200	12,704,788
St James’s Place PLC	533,200	7,902,277

		20,607,065

Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp., Ltd.	590,470	11,304,933

		124,053,443

Health Care - 14.9%
Biotechnology - 0.7%
Cepheid (a)	133,682	4,464,979

Health Care Equipment & Supplies - 4.3%
Abbott Laboratories	263,230	11,792,704
Align Technology, Inc. (a)	116,000	7,593,360
Essilor International SA	72,900	9,569,104

		28,955,168

Health Care Providers & Services - 3.2%
HealthEquity, Inc. (a)	217,880	7,126,855
UnitedHealth Group, Inc.	122,070	14,377,404

		21,504,259

Life Sciences Tools & Services - 2.2%
Illumina, Inc. (a)	38,030	5,448,938
Quintiles Transnational Holdings, Inc. (a)	149,167	9,494,480

		14,943,418

Pharmaceuticals - 4.5%
Aspen Pharmacare Holdings Ltd. (a)	245,940	5,513,252
Kalbe Farma Tbk PT	38,385,000	3,997,636
Roche Holding AG	46,480	12,619,267
Sun Pharmaceutical Industries Ltd.	614,780	8,344,335

		30,474,490

		100,342,314

Consumer Staples - 11.6%
Beverages - 1.7%
Anheuser-Busch InBev SA/NV	97,940	11,686,651

Food Products - 5.1%
Mead Johnson Nutrition Co.-Class A	137,280	11,256,960
Nestle SA (REG)	153,700	11,738,674
Universal Robina Corp.	1,749,330	7,488,263
WH Group Ltd. (a)(c)	7,053,500	3,880,576

		34,364,473

Household Products - 4.8%
Colgate-Palmolive Co.	165,970	11,012,110
Reckitt Benckiser Group PLC	119,690	11,680,601

Company	Shares	U.S. $ Value
Unicharm Corp.	432,200	$9,230,179

		31,922,890

		77,974,014

Industrials - 2.8%
Aerospace & Defense - 1.1%
Hexcel Corp.	153,960	7,131,427

Commercial Services & Supplies - 0.7%
China Everbright International Ltd.	3,032,000	4,882,648

Machinery - 1.0%
Xylem, Inc./NY	193,250	7,036,233

		19,050,308

Materials - 1.7%
Chemicals - 1.7%
Ecolab, Inc.	93,750	11,282,812

Utilities - 1.0%
Water Utilities - 1.0%
Beijing Enterprises Water Group Ltd. (a)	8,464,000	6,682,009

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Concho Resources, Inc. (a)	57,180	6,627,734

Total Common Stocks (cost $547,612,398)		660,864,447

WARRANTS - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Thin Film Electronics ASA, expiring 7/14/18 (a)(d)(e) (cost $0)	3,143,420	0	^

SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 2.8%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (f)(g) (cost $18,824,946)	18,824,946	18,824,946

Total Investments Before Security Lending Collateral for Securities Loaned - 101.2% (cost $566,437,344)		679,689,393

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%
Investment Companies - 4.0%
AB Exchange Reserves-Class I, 0.14% (f)(g) (cost $26,785,901)	26,785,901	26,785,901

Total Investments - 105.2% (cost $593,223,245) (h)		706,475,294
Other assets less liabilities - (5.2)%		(34,940,995)

Net Assets - 100.0%		$671,534,299

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CNY	94,295	USD	14,514	12/15/15	$(316,673)
Barclays Bank PLC	USD	7,051	SEK	59,144	12/15/15	(121,463)
BNP Paribas SA	USD	15,401	AUD	21,960	12/15/15	225,463
Citibank	BRL	17,926	USD	4,396	11/04/15	(251,875)
Citibank	USD	4,645	BRL	17,926	11/04/15	2,831
Citibank	CNY	45,509	USD	6,902	12/15/15	(255,351)
Credit Suisse International	JPY	433,394	USD	3,620	12/15/15	26,617
Deutsche Bank AG	USD	30,110	JPY	3,738,623	12/15/15	891,622
HSBC Bank USA	BRL	17,926	USD	4,645	11/04/15	(2,831)
HSBC Bank USA	USD	4,583	BRL	17,926	11/04/15	64,714
HSBC Bank USA	BRL	17,926	USD	4,537	12/02/15	(66,924)
Morgan Stanley & Co., Inc.	USD	20,813	CAD	27,249	12/15/15	20,976
Royal Bank of Scotland PLC	USD	11,700	EUR	10,505	12/15/15	(140,534)
Standard Chartered Bank	HKD	73,576	USD	9,491	12/15/15	(3,337)
Standard Chartered Bank	USD	3,001	JPY	363,011	12/15/15	9,012
Standard Chartered Bank	USD	6,679	JPY	797,641	12/15/15	(64,537)
State Street Bank & Trust Co.	CHF	20,028	USD	20,524	12/15/15	233,142
State Street Bank & Trust Co.	HKD	19,330	USD	2,493	12/15/15	(1,561)
UBS AG	USD	9,017	GBP	5,867	12/15/15	25,690

						$274,981

^	Less than $0.50.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate market value of these securities amounted to $8,320,866 or 1.2% of net assets.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $133,179,938 and gross unrealized depreciation of investments was $(19,927,889), resulting in net unrealized appreciation of $113,252,049.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

October 31, 2015 (unaudited)

52.4%	United States
6.3%	Switzerland
5.8%	China
5.4%	United Kingdom
3.6%	India
3.2%	Hong Kong
3.0%	Japan
2.7%	Netherlands
2.0%	South Africa
1.7%	Belgium
1.4%	France
1.4%	Indonesia
1.4%	Mexico
6.9%	Other
2.8%	Short-Term

100.0%	Total Investments

*	All data are as of October 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Austria, Brazil, Italy, Norway, Peru, Philippines and Singapore.

AB Global Thematic Growth Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$167,564,085		$14,838,195		$	– 0	–	$182,402,280
Consumer Discretionary	89,820,229		42,629,304			– 0	–	132,449,533
Financials	71,362,053		52,691,390			– 0	–	124,053,443
Health Care	60,298,720		40,043,594			– 0	–	100,342,314
Consumer Staples	22,269,070		55,704,944			– 0	–	77,974,014
Industrials	14,167,660		4,882,648			– 0	–	19,050,308
Materials	11,282,812		– 0	–		– 0	–	11,282,812
Utilities	– 0	–	6,682,009			– 0	–	6,682,009
Energy	6,627,734		– 0	–		– 0	–	6,627,734
Warrants	– 0	–	– 0	–		– 0	–^	– 0	–
Short-Term Investments	18,824,946		– 0	–		– 0	–	18,824,946
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	26,785,901		– 0	–		– 0	–	26,785,901

Total Investments in Securities	489,003,210		217,472,084	+		– 0	–	706,475,294
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	1,500,067			– 0	–	1,500,067
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,225,086)			– 0	–	(1,225,086)

Total^^ **	$489,003,210		$217,747,065		$	– 0	–	$706,750,275

^	Amount less than $0.50.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^^	An amount of $21,056,626 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
**	An amount of $9,348,323 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Total
Balance as of 7/31/15	$	– 0	–^	$	– 0	–^
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 10/31/15	$	– 0	–^	$	– 0	–^

Net change in unrealized appreciation/depreciation from investments held as of 10/31/15	$	– 0	–	$	– 0	–

^	Amount less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 21, 2015